Mortgage Servicing Rights	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Mortgage Servicing Rights
Mortgage Servicing Rights

7. Mortgage Servicing Rights

The following table presents the change in fair value of the Company’s MSR (dollars in thousands).

	Three Months Ended March 31,
	2014	2013
Balance, beginning of period	$20,149	$2,080
Additions	7,432	2,125
Changes in fair value:
Due to changes in model inputs or assumptions (1)	2,764	300
Due to customer payments	(406)	(75)
Balance, end of period	$29,939	$4,430

Mortgage loans serviced for others	$2,692,730	$602,771
MSR as a percentage of serviced mortgage loans	1.11%	0.73%

(1)	Primarily represents changes in discount rates and prepayment speed assumptions, which are primarily affected by changes in interest rates and the refinement of other MSR model assumptions.

The key assumptions used in measuring the fair value of the Company’s MSR were as follows.

	Three Months Ended March 31,
	2014	2013
Weighted average constant prepayment rate	9.92%	12.53%
Weighted average discount rate	11.58%	20.27%
Weighted average life (in years)	7.4	6.6

A sensitivity analysis of the fair value of the Company’s MSR to certain key assumptions is presented in the following table (in thousands).

	March 31,	December 31,
	2014	2013
Constant prepayment rate:
Impact of 10% adverse change	$(678)	$(601)
Impact of 20% adverse change	(1,313)	(1,170)
Discount rate:
Impact of 100 basis point adverse change	(792)	(631)
Impact of 200 basis point adverse change	(1,520)	(1,236)

This sensitivity analysis presents the effect of hypothetical changes in key assumptions on the fair value of the MSR. The effect of such hypothetical change in assumptions generally cannot be extrapolated because the relationship of the change in one key assumption to the change in the fair value of the MSR is not linear. In addition, in the analysis, the impact of an adverse change in one key assumption is calculated independent of any impact on other assumptions. In reality, changes in one assumption may change another assumption.

During the three months ended March 31, 2014 and 2013, contractually specified servicing fees, late fees and ancillary fees earned of $2.2 million and $0.3 million, respectively, were included in other noninterest income within the consolidated statements of operations.

10. Mortgage Servicing Rights

The following table presents the change in fair value of the Company’s MSR (dollars in thousands).

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$2,080	$—
Additions	13,886	2,204
Sales	—	—
Changes in fair value:
Due to changes in model inputs or assumptions (1)	4,782	(51)
Due to customer payments	(599)	(73)
Balance, end of period	$20,149	$2,080

Mortgage loans serviced for others	$1,965,883	$352,753
MSR as a percentage of serviced mortgage loans	1.02%	0.59%

(1) Principally represents changes in discount rates and prepayment speed assumptions, which are primarily affected by changes in interest rates.

The key assumptions used in measuring the fair value of the Company’s MSR were as follows.

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Weighted average constant prepayment rate	9.72%	15.71%
Weighted average discount rate	12.37%	20.67%
Weighted average life (in years)	7.6	5.7

A sensitivity analysis of the fair value of the Company’s MSR to certain key assumptions is presented in the following table (in thousands).

	December 31,
	2013	2012
Constant prepayment rate:
Impact of 10% adverse change	$(601)	$(80)
Impact of 20% adverse change	(1,170)	(155)
Discount rate:
Impact of 100 basis point adverse change	(631)	(34)
Impact of 200 basis point adverse change	(1,236)	(66)

The sensitivity analysis presents the hypothetical effect on fair value of the MSR. The effect of such hypothetical change in assumptions generally cannot be extrapolated because the relationship of the change in one key assumption to the change in the fair value of the MSR is not linear. In addition, in the analysis, the impact of an adverse change in one key assumption is calculated independent of any impact on other assumptions. In reality, changes in one assumption may change another assumption.

During the year ended December 31, 2013 and the month ended December 31, 2012, contractually specified servicing fees, late fees and ancillary fees earned of $3.2 million and $0.4 million, respectively, were included in other noninterest income within the consolidated statements of operations.